OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Amount of Bonus Awarded to Employees (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award - not deferred	£ 145	£ 140
Cash award – deferred	20	22
Shares award - not deferred	9	9
Shares award – deferred	19	20
Total discretionary bonus	193	191
Expenses charged in the year
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award - not deferred	145	140
Cash award – deferred	11	8
Shares award - not deferred	9	9
Shares award – deferred	10	7
Total discretionary bonus	175	164
Expenses deferred to future periods
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award - not deferred	0	0
Cash award – deferred	9	14
Shares award - not deferred	0	0
Shares award – deferred	9	13
Total discretionary bonus	£ 18	£ 27